Investment Portfolio	as of March 31, 2019 (Unaudited)

DWS Communications Fund

	Shares	Value ($)
Common Stocks 89.3%
Communications Equipment 1.2%
Nokia Oyj (ADR)	175,043	1,001,246
Diversified Telecommunication Services 15.0%
AT&T, Inc.	135,760	4,257,434
China Unicom (Hong Kong) Ltd.	536,000	680,595
Deutsche Telekom AG (Registered)	48,021	798,325
Orange SA	84,039	1,369,515
Singapore Telecommunications Ltd.	382,600	853,310
Verizon Communications, Inc.	76,721	4,536,513
Zayo Group Holdings, Inc.*	18,710	531,738
		13,027,430
Entertainment 15.9%
Activision Blizzard, Inc.	22,734	1,035,079
Netflix, Inc.*	12,586	4,487,664
Spotify Technology SA*	11,207	1,555,532
Ubisoft Entertainment SA*	6,584	587,387
Walt Disney Co.	45,632	5,066,521
World Wrestling Entertainment, Inc. "A"	11,961	1,037,976
		13,770,159
Interactive Media & Services 31.4%
Alphabet, Inc. "A"*	7,041	8,286,483
Alphabet, Inc. "C"*	8,143	9,554,263
Facebook, Inc. "A"*	53,702	8,951,586
Tencent Holdings Ltd. (ADR)	10,306	473,870
		27,266,202
Internet & Direct Marketing Retail 1.6%
Alibaba Group Holding Ltd. (ADR)*	3,646	665,213
Etsy, Inc.*	10,829	727,925
		1,393,138
IT Services 1.2%
Akamai Technologies, Inc.*	9,330	669,054
Keywords Studios PLC	23,595	356,140
		1,025,194
Media 9.7%
CBS Corp. "B"	21,383	1,016,334
Charter Communications, Inc. "A"*	5,906	2,048,850
Comcast Corp. "A"	72,204	2,886,716
Liberty Media Corp. "A"*	10,623	405,586
New York Times Co. "A"	50,052	1,644,208
Sirius XM Holdings, Inc.	77,449	439,136
		8,440,830
Professional Services 0.7%
Nielsen Holdings PLC	24,310	575,418

Real Estate Investment Trusts (REITs) 2.8%
American Tower Corp.	8,049	1,586,136
Digital Realty Trust, Inc.	3,684	438,396
Lamar Advertising Co. "A"	5,552	440,051
		2,464,583

Semiconductors & Semiconductor Equipment 0.4%
Universal Display Corp.	2,174	332,296
Software 0.3%
Nuance Communications, Inc.*	13,156	222,731
Wireless Telecommunication Services 9.1%
KDDI Corp.	64,600	1,390,380
SoftBank Group Corp.	24,500	2,382,085
T-Mobile U.S., Inc.*	35,105	2,425,755
Vodafone Group PLC	937,224	1,709,802
		7,908,022
Total Common Stocks (Cost $71,676,892)		77,427,249
	Principal Amount ($)	Value ($)
Corporate Bonds 7.6%
Diversified Telecommunication Services 2.3%
CenturyLink, Inc., Series Y, 7.5%, 4/1/2024 (a)	1,000,000	1,057,500
Zayo Group LLC, 6.375%, 5/15/2025 (a)	900,000	904,500
		1,962,000
Interactive Media & Services 1.1%
Match Group, Inc., 6.375%, 6/1/2024	900,000	946,125
Media 2.0%
Discovery Communications LLC, 5.0%, 9/20/2037	940,000	913,923
DISH DBS Corp., 7.75%, 7/1/2026	963,000	837,810
		1,751,733
Real Estate Investment Trusts (REITs) 2.3%
Equinix, Inc., 5.375%, 5/15/2027	1,000,000	1,050,300
SBA Communications Corp., 4.0%, 10/1/2022	900,000	903,240
		1,953,540
Total Corporate Bonds (Cost $6,690,672)		6,613,398
	Shares	Value ($)
Convertible Bonds 1.0%
Information Technology
Nuance Communications, Inc. (Cost $837,312)	853,000	843,984
Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.36% (b) (c) (Cost $1,234,650)	1,234,650	1,234,650
Cash Equivalents 1.9%
DWS Central Cash Management Government Fund, 2.47% (b) (Cost $1,663,593)	1,663,593	1,663,593
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $82,103,119)	101.2	87,782,874
Other Assets and Liabilities, Net	(1.2)	(1,019,483)
Net Assets	100.0	86,763,391

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended March 31, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2019	Value ($) at 3/31/2019
Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.36% (b) (c)
1,441,530	—	206,880 (d)	—	—	4,659	—	1,234,650	1,234,650
Cash Equivalents 1.9%
DWS Central Cash Management Government Fund, 2.47% (b)
1,759,087	5,335,501	5,430,995	—	—	9,775	—	1,663,593	1,663,593
3,200,617	5,335,501	5,637,875	—	—	14,434	—	2,898,243	2,898,243

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2019 amounted to $1,169,993, which is 1.3% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2019.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)
Communications Equipment	$1,001,246	$—	$—	$1,001,246
Diversified Telecommunication Services	9,325,685	3,701,745	—	13,027,430
Entertainment	13,182,772	587,387	—	13,770,159
Interactive Media & Services	27,266,202	—	—	27,266,202
Internet & Direct Marketing Retail	1,393,138	—	—	1,393,138
IT Services	669,054	356,140	—	1,025,194
Media	8,440,830	—	—	8,440,830
Professional Services	575,418	—	—	575,418
Real Estate Investment Trusts (REITs)	2,464,583	—	—	2,464,583
Semiconductors & Semiconductor Equipment	332,296	—	—	332,296
Software	222,731	—	—	222,731
Wireless Telecommunication Services	2,425,755	5,482,267	—	7,908,022
Corporate Bonds (e)	—	6,613,398	—	6,613,398
Convertible Bonds	—	843,984	—	843,984
Short-Term Investments (e)	2,898,243	—	—	2,898,243
Total	$70,197,953	$17,584,921	$—	$87,782,874

(e)	See Investment Portfolio for additional detailed categorizations.